Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Change in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Foreign currency translation adjustments	Unrealized gains and losses on securities	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2012	¥(247,734)	¥4,146	¥(4,462)	¥(119,199)	¥(367,249)
Equity transactions with noncontrolling interests and other	(323)	(1)	(2)	(329)	(655)
Other comprehensive income (loss) before reclassifications	249,791	7,449	(7,551)	27,153	276,842
Amounts reclassified from accumulated other comprehensive income (loss)	—	(1,352)	9,607	2,161	10,416

Net change during the year	249,468	6,096	2,054	28,985	286,603

Balance at December 31, 2013	1,734	10,242	(2,408)	(90,214)	(80,646)
Equity transactions with noncontrolling interests and other	10	3	—	(35)	(22)
Other comprehensive income (loss) before reclassifications	142,813	3,933	(2,204)	(47,840)	96,702
Amounts reclassified from accumulated other comprehensive income (loss)	—	(1,632)	2,009	11,875	12,252

Net change during the year	142,823	2,304	(195)	(36,000)	108,932

Balance at December 31, 2014	¥144,557	¥12,546	¥(2,603)	¥(126,214)	¥28,286

Equity transactions with noncontrolling interests and other	73	—	—	—	73
Other comprehensive income (loss) before reclassifications	(57,592)	1,691	(256)	(6,155)	(62,312)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(182)	3,041	1,352	4,211

Net change during the year	(57,519)	1,509	2,785	(4,803)	(58,028)

Balance at December 31, 2015	¥87,038	¥14,055	¥182	¥(131,017)	¥(29,742)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Amount reclassified from accumulated other comprehensive income (loss) *1
	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013	Affected line items in consolidated statements of income
	(Millions of yen)
Unrealized gains and losses on securities	¥(298)	¥(2,509)	¥(2,358)	Other, net
	104	879	613	Income taxes

	(194)	(1,630)	(1,745)	Consolidated net income
	12	(2)	393	Net income attributable to noncontrolling interests

	(182)	(1,632)	(1,352)	Net income attributable to Canon Inc.

Gains and losses on derivative instruments	4,217	3,260	15,387	Other, net
	(1,180)	(1,248)	(5,780)	Income taxes

	3,037	2,012	9,607	Consolidated net income
	4	(3)	—	Net income attributable to noncontrolling interests

	3,041	2,009	9,607	Net income attributable to Canon Inc.

Pension liability adjustments	1,504	15,585	3,460	See Note 11
	(175)	(3,710)	(1,037)	Income taxes

	1,329	11,875	2,423	Consolidated net income
	23	—	(262)	Net income attributable to noncontrolling interests

	1,352	11,875	2,161	Net income attributable to Canon Inc.

Total amount reclassified, net of tax and noncontrolling interests	¥4,211	¥12,252	¥10,416

*1	Amounts in parentheses indicate gains in consolidated statements of income.

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2015:
Foreign currency translation adjustments	¥(56,054)	¥550	¥(55,504)
Net unrealized gains and losses on securities:
Amount arising during the year	3,249	(1,045)	2,204
Reclassification adjustments for gains and losses realized in net income	(298)	104	(194)

Net change during the year	2,951	(941)	2,010
Net gains and losses on derivative instruments:
Amount arising during the year	52	(304)	(252)
Reclassification adjustments for gains and losses realized in net income	4,217	(1,180)	3,037

Net change during the year	4,269	(1,484)	2,785
Pension liability adjustments:
Amount arising during the year	(13,166)	5,294	(7,872)
Reclassification adjustments for gains and losses realized in net income	1,504	(175)	1,329

Net change during the year	(11,662)	5,119	(6,543)

Other comprehensive income (loss)	¥(60,496)	¥3,244	¥(57,252)

2014:
Foreign currency translation adjustments	¥144,826	¥(992)	¥143,834
Net unrealized gains and losses on securities:
Amount arising during the year	6,379	(2,225)	4,154
Reclassification adjustments for gains and losses realized in net income	(2,509)	879	(1,630)

Net change during the year	3,870	(1,346)	2,524
Net gains and losses on derivative instruments:
Amount arising during the year	(3,309)	1,102	(2,207)
Reclassification adjustments for gains and losses realized in net income	3,260	(1,248)	2,012

Net change during the year	(49)	(146)	(195)
Pension liability adjustments:
Amount arising during the year	(71,166)	21,306	(49,860)
Reclassification adjustments for gains and losses realized in net income	15,585	(3,710)	11,875

Net change during the year	(55,581)	17,596	(37,985)

Other comprehensive income (loss)	¥93,066	¥15,112	¥108,178

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2013:
Foreign currency translation adjustments	¥253,707	¥(2,131)	¥251,576
Net unrealized gains and losses on securities:
Amount arising during the year	12,669	(4,312)	8,357
Reclassification adjustments for gains and losses realized in net income	(2,358)	613	(1,745)

Net change during the year	10,311	(3,699)	6,612
Net gains and losses on derivative instruments:
Amount arising during the year	(12,145)	4,594	(7,551)
Reclassification adjustments for gains and losses realized in net income	15,387	(5,780)	9,607

Net change during the year	3,242	(1,186)	2,056
Pension liability adjustments:
Amount arising during the year	51,860	(21,614)	30,246
Reclassification adjustments for gains and losses realized in net income	3,460	(1,037)	2,423

Net change during the year	55,320	(22,651)	32,669

Other comprehensive income (loss)	¥322,580	¥(29,667)	¥292,913